Retirement and Deferred Compensation Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Loss (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension plans
Net Periodic Benefit Cost
Service cost	$ 8.0	$ 7.2	$ 8.3
Interest cost	11.8	12.7	15.8
Expected return on assets	(10.9)	(12.9)	(15.6)
Curtailment and settlement	(6.9)	0.0	0.0
Net loss	1.0	4.0	3.5
Prior service cost (credit)	0.4	0.4	0.6
Net periodic benefit cost	3.4	11.4	12.6
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Net loss (gain)	24.7	(22.9)	23.5
Prior service cost	0.0	0.0	1.3
Amortization of net loss	(1.0)	(4.0)	(3.5)
Amortization of prior service (cost) credit	(0.4)	(0.4)	(0.6)
Total recognized in other comprehensive loss	23.3	(27.3)	20.7
Total recognized in net periodic benefit cost and other comprehensive loss	26.7	(15.9)	33.3
Retiree Health Care Plan
Net Periodic Benefit Cost
Interest cost	0.7	0.7	0.8
Net loss	0.1	0.1	0.1
Prior service cost (credit)	(0.8)	(0.8)	(0.8)
Net periodic benefit cost	0.0	0.0	0.1
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Net loss (gain)	0.2	(0.5)	0.2
Amortization of net loss	(0.1)	(0.1)	(0.1)
Amortization of prior service (cost) credit	0.8	0.8	0.8
Total recognized in other comprehensive loss	0.9	0.2	0.9
Total recognized in net periodic benefit cost and other comprehensive loss	$ 0.9	$ 0.2	$ 1.0